UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULES OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21757

American Independence Funds Trust
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, 2nd Floor, New York, NY 10105
(Address of principal executive offices)                                                                     (Zip code)

Eric M. Rubin, President, 1345 Avenue of the Americas, 2nd Floor, New York, NY 10105
(Name and address of agent for service)

with a copy to:
Jon S. Rand, Esq.
Dechert LLC
1095 Avenue of the Americas
New York, NY 10036-6797

Registrant's telephone number, including area code: (646) 747-3477

Date of fiscal year end:     10/31

Date of reporting period:     07/31/15

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments

The Schedules of Investments as of July 31, 2015 are filed herewith.

American Independence Funds Trust	Schedule of Portfolio Investments
Large Cap Growth Fund	July 31, 2015 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 96.6%
Consumer Discretionary — 15.4%
Hanesbrands, Inc.	7,160	222,175
Home Depot, Inc.	1,105	129,318
Leggett & Platt, Inc.	2,500	119,525
Marriott International, Inc., Class A	2,010	145,946
NIKE, Inc., Class B	1,140	131,351
Skechers U.S.A., Inc., Class A (a)	1,480	222,666
		970,981

Consumer Staples — 12.8%
CVS Health Corp.	2,050	230,563
Dr. Pepper Snapple Group, Inc.	3,155	253,094
Kroger Co./The	5,115	200,713
Pinnacle Foods, Inc.	2,710	121,815
		806,185

Financials — 2.7%
Allstate Corp./The	2,535	174,788

Health Care — 19.3%
Anthem, Inc.	1,675	258,402
Biogen, Inc. (a)	535	170,547
Centene Corp. (a)	2,625	184,091
CIGNA Corp.	1,150	165,669
HCA Holdings, Inc. (a)	1,350	125,564
Health Net, Inc. (a)	2,660	177,848
Hologic, Inc. (a)	3,235	134,770
		1,216,891

Industrials — 10.6%
Ball Corp.	1,630	110,579
General Dynamics Corp.	890	132,708
Lockheed Martin Corp.	780	161,538
Spirit AeroSystems Holdings, Inc., Class A (a)	2,870	161,581
TASER International, Inc. (a)	3,800	103,436
		669,842

Information Technology — 22.3%
Ambarella, Inc. (a) (b)	1,265	146,575
Apple, Inc.	1,780	215,914
Avago Technologies Ltd. (b)	1,640	205,230
Electronic Arts, Inc. (a)	2,500	178,875
Facebook, Inc., Class A (a)	1,920	180,499
NXP Semiconductors NV (a) (b)	1,930	187,191
Qorvo, Inc. (a)	1,315	76,204
Skyworks Solutions, Inc.	2,260	216,214
		1,406,702

Materials — 2.0%
Sherwin-Williams Co./The	450	124,992

Pharmaceuticals — 11.5%
Allergan PLC (a) (b)	610	202,001
AmerisourceBergen Corp.	2,090	221,017
McKesson Corp.	745	164,325
Valeant Pharmaceuticals International, Inc. (a) (b)	535	137,779
		725,122
Total Common Stocks (Cost $6,206,442)		6,095,503

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
Large Cap Growth Fund	July 31, 2015 (Unaudited)

Security Description	Shares	Value ($)
Short-Term Investment — 3.4%
Money Market Fund — 3.4%
Federated Government Obligations Fund, Institutional Shares, 0.01% (c)	$215,377	215,377
Total Short-Term Investment (Cost $215,377)		215,377

Total Investments (Cost $6,421,819(d)) — 100.0%		$6,310,880
Other assets in excess of liabilities — 0.0% (e)		1,080

NET ASSETS — 100.0%		$6,311,960

(a)	Non-income producing security.

(b)	Foreign security incorporated outside the United States.

(c)	Represents the 7 day yield at 7/31/15.

(d)	See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

(e)	Rounds to less than 0.05%.

Summary of Abbreviations
PLC — Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$6,095,503	$-	$-	$6,095,503
Short-Term Investment	$215,377	$-	$-	$215,377
Total Investments	$6,310,880	$-	$-	$6,310,880

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
Stock Fund	July 31, 2015 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 97.7%
Consumer Discretionary — 6.7%
Kohl's Corp.	15,000	919,800
Twenty-First Century Fox, Inc., Class A	22,800	786,372
		1,706,172

Consumer Staples — 6.0%
Kimberly-Clark Corp.	6,500	747,305
Walgreens Boots Alliance, Inc.	7,980	771,108
		1,518,413

Energy — 10.9%
Chevron Corp.	10,000	884,800
Halliburton Co.	6,100	254,919
Occidental Petroleum Corp.	14,300	1,003,860
Phillips 66	8,100	643,950
		2,787,529

Financials — 30.2%
American Express Co.	15,700	1,194,142
American International Group, Inc.	13,900	891,268
Citigroup, Inc.	14,400	841,824
Host Hotels & Resorts, Inc. REIT	33,000	639,540
MasterCard, Inc., Class A	8,000	779,200
MetLife, Inc.	20,000	1,114,800
Primerica, Inc.	24,300	1,099,089
Prudential Financial, Inc.	13,000	1,148,680
		7,708,543

Health Care — 14.8%
AbbVie, Inc.	11,000	770,110
Aetna, Inc.	6,100	689,117
HCA Holdings, Inc. (a)	12,300	1,144,023
Johnson & Johnson	11,700	1,172,457
		3,775,707

Industrials — 1.5%
United Rentals, Inc. (a)	5,500	368,445

Information Technology — 11.4%
Micron Technology, Inc. (a)	40,800	755,208
Microsoft Corp.	13,900	649,130
NCR Corp. (a)	17,000	468,180
Skyworks Solutions, Inc.	5,500	526,185
TE Connectivity Ltd. (b)	8,400	511,728
		2,910,431

Telecommunication Services — 3.5%
Verizon Communications, Inc.	19,100	893,689

Transportation Services — 12.7%
American Airlines Group, Inc.	27,800	1,114,780
Norfolk Southern Corp.	10,300	868,599
Trinity Industries, Inc.	19,000	555,940
Union Pacific Corp.	7,300	712,407
		3,251,726
Total Common Stocks (Cost $23,184,688)		24,920,655

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
Stock Fund	July 31, 2015 (Unaudited)

Security Description	Shares	Value ($)
Short-Term Investment — 0.9%
Money Market Fund — 0.9%
Federated Government Obligations Fund, Institutional Shares, 0.01% (c)	231,036	231,036
Total Short-Term Investment (Cost $231,036)		231,036

Total Investments (Cost $23,415,724(d)) — 98.6%		$25,151,691
Other assets in excess of liabilities — 1.4%		366,362

NET ASSETS — 100.0%		$25,518,053

(a)	Non-income producing security.

(b)	Foreign security incorporated outside the United States.

(c)	Represents the 7 day yield at 7/31/15.

(d)	See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
REIT — Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$24,920,655	$—	$—	$24,920,655
Short-Term Investment	231,036	—	—	231,036
Total Investments	$25,151,691	$—	$—	$25,151,691

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
JAForlines Risk-Managed Allocation Fund	July 31, 2015 (Unaudited)

Security Description	Shares	Value ($)
Exchange Traded Products — 97.8%
International Equity Exchange Traded Products — 35.0%
iShares Currency Hedged MSCI Japan ETF	74,220	2,387,657
iShares MSCI EMU ETF	81,094	3,137,527
iShares MSCI Japan ETF	174,555	2,256,996
iShares MSCI Spain Capped ETF	61,816	2,117,816
WisdomTree Europe Hedged Equity Fund	90,811	5,824,618
WisdomTree Japan Hedged Equity Fund	49,436	2,840,098
		18,564,712

International Fixed Income Exchange Traded Product — 5.9%
iShares JPMorgan USD Emerging Markets Bond Fund ETF	28,488	3,123,994

U.S. Alternative Exchange Traded Product— 7.1%
iShares Mortgage Real Estate Capped ETF	346,510	3,759,633

U.S. Equity Exchange Traded Products — 24.7%
Consumer Discretionary Select Sector SPDR Fund	28,415	2,279,451
iShares U.S. Healthcare ETF	34,595	5,645,904
iShares U.S. Technology ETF	48,502	5,185,349
		13,110,704

U.S. Fixed Income Exchange Traded Products — 25.1%
iShares Barclays 20+ Year Treasury Bond Fund	26,292	3,221,559
iShares iBoxx $High Yield Corporate Bond Fund	47,464	4,175,408
iShares U.S. Preferred Stock ETF	149,288	5,899,862
		13,296,829
Total Exchange Traded Products (Cost $49,822,002)		51,855,872

Short-Term Investment — 2.3%
Money Market Fund — 2.3%
Federated Government Obligations Fund, Institutional Shares, 0.01% (a)	1,208,769	1,208,769
Total Short-Term Investment (Cost $1,208,769)		1,208,769

Total Investments (Cost $51,030,771(b)) — 100.1%		$53,064,641
Liabilities in excess of other assets — (0.1)%		(37,568)

NET ASSETS — 100.0%		$53,027,073

(a)	Represents the 7 day yield at 7/31/15.

(b)	See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ETF — Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Products	$51,855,872	$—	$—	$51,855,872
Short-Term Investment	1,208,769	—	—	1,208,769
Total Investments	$53,064,641	$—	$—	$53,064,641

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
International Alpha Strategies Fund	July 31, 2015 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 99.5%
Australia — 1.5%
BHP Billiton, Ltd.	14,100	273,862
Commonwealth Bank of Australia	9,000	578,675
		852,537

Belgium — 4.0%
Anheuser-Busch InBev NV	5,400	646,437
Galapagos NV - ADR (a)	8,100	491,265
KBC Groep NV	15,300	1,072,741
		2,210,443

Bermuda — 2.7%
Arch Capital Group Ltd. (a)	5,400	385,344
Endurance Specialty Holdings Ltd.	6,800	472,532
Essent Group Ltd. (a)	7,000	204,890
Nordic American Tankers Ltd.	27,200	408,544
		1,471,310

Brazil — 0.9%
Ultrapar Participacoes SA	23,300	479,961

Canada — 2.3%
CGI Group, Inc., Class A (a)	10,700	399,538
Tucows, Inc., Class A (a)	5,800	154,048
Valeant Pharmaceuticals International, Inc. (a)	2,650	682,455
		1,236,041

China — 4.0%
China Biologic Products, Inc. (a)	4,350	532,266
China Eastern Airlines Corp. Ltd. - ADR (a)	4,900	198,254
China Life Insurance Co., Ltd. - ADR	16,800	310,296
China Southern Airlines Co., Ltd. - ADR	3,800	187,340
NetEase, Inc. - ADR	3,200	443,616
Sino Agro Food, Inc. (a)	8,500	112,795
TAL Education Group - ADR (a)	5,900	199,479
Tencent Holdings Ltd. - ADR	12,800	238,208
		2,222,254

Denmark — 2.6%
Novo Nordisk A/S - ADR	15,700	925,672
Novo Nordisk A/S, Class B	8,200	483,724
		1,409,396

France — 7.7%
BNP Paribas SA	16,500	1,081,223
Dassault Systemes SA	8,000	607,844
Sanofi	13,500	1,461,270
Total SA	9,700	483,071
Veolia Environnement	27,000	606,314
		4,239,722

Germany — 9.8%
BASF SE	5,900	512,037
Bayer AG	9,800	1,454,138
Continental AG	3,250	730,900
Merck KGaA	6,500	665,153
SAP AG	14,200	1,023,856

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
International Alpha Strategies Fund	July 31, 2015 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Germany — 9.8% (continued)
Siemens AG	9,200	990,441
		5,376,525

Guernsey — 1.4%
Amdocs Ltd.	13,400	785,910

Hong Kong — 2.2%
AIA Group Ltd. - ADR	21,800	568,326
China Mobile, Ltd.	17,000	222,579
Hong Kong Exchanges and Clearing Ltd. - ADR	16,500	445,500
		1,236,405

Ireland — 2.5%
Alkermes PLC (a)	5,000	350,100
Mallinckrodt PLC (a)	2,900	359,484
Medtronic PLC	8,700	681,993
		1,391,577

Israel — 1.7%
Check Point Software Technologies Ltd. (a)	7,900	638,083
NICE-Systems Ltd. - ADR	4,800	309,888
		947,971

Italy — 1.5%
Luxottica Group SpA	11,500	839,217

Japan — 16.7%
Fuji Heavy Industries Ltd.	19,000	703,136
Honda Motor Co., Ltd.	18,600	597,431
Kubota Corp.	40,000	685,581
Makita Corp.	9,800	541,830
Mizuho Financial Group, Inc.	312,500	675,723
Nidec Corp.	15,100	1,353,448
Nomura Holdings, Inc.	89,100	633,865
NTT DOCOMO, Inc.	62,400	1,316,799
Shin-Etsu Chemical Co., Ltd.	11,600	694,436
SoftBank Corp.	8,100	449,866
Sumitomo Mitsui Financial Group, Inc.	10,000	447,476
Sysmex Corp.	10,000	648,129
Unicharm Corp.	19,000	457,077
		9,204,797

Luxembourg — 0.5%
Globant SA (a)	8,300	263,940

Netherlands — 5.5%
AerCap Holdings NV (a)	8,100	379,404
ASML Holding NV	7,000	701,005
Cimpress NV (a)	6,300	406,539
ING Groep NV	81,700	1,398,225
uniQure NV (a)	6,200	159,650
		3,044,823

Singapore — 1.0%
Avago Technologies Ltd.	4,400	550,616

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
International Alpha Strategies Fund	July 31, 2015 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
South Africa — 0.7%
Naspers Ltd., Class N	2,800	392,803

Spain — 2.4%
Banco Bilbao Vizcaya Argentaria SA	54,810	557,971
Banco Santander SA	67,825	470,901
Iberdrola SA	37,400	265,448
		1,294,320

Sweden — 2.7%
Swedbank AB	44,600	1,051,627
Telefonaktiebolaget LM Ericsson, Class B	39,500	425,152
		1,476,779

Switzerland — 8.4%
Credit Suisse Group AG	28,600	847,495
Lonza Group AG	8,800	1,282,780
Nestle SA	9,800	746,395
Novartis AG	16,700	1,744,543
		4,621,213

Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	22,300	493,053

United Kingdom — 15.1%
ARM Holdings PLC	40,400	634,875
AstraZeneca PLC	10,000	674,157
Aviva PLC	98,200	796,879
BT Group PLC	238,900	1,731,540
Bunzl PLC	20,000	572,409
Diageo PLC	11,000	307,186
InterContinental Hotels Group PLC	23,023	969,352
RELX PLC	65,500	1,142,775
Rio Tinto PLC	16,300	632,490
Vodafone Group PLC	229,618	866,622
		8,328,285

United States — 0.8%
Mettler-Toledo International, Inc. (a)	1,300	438,880
Total Common Stocks (Cost $48,940,164)		54,808,778

Short-Term Investment — 0.3%
Money Market Fund — 0.3%
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	160,759	160,759
Total Short-Term Investment (Cost $160,759)		160,759

Total Investments (Cost $49,100,923(c)) — 99.8%		$54,969,537
Other assets in excess of liabilities — 0.2%		132,598

NET ASSETS — 100.0%		$55,102,135

(a)	Non-income producing security.

(b)	Represents the 7 day yield at 7/31/15.

(c)	See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of` Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$54,808,778	$-	$-	$54,808,778
Short-Term Investment	160,759	-	-	160,759
Total Investments	$54,969,537	$-	$-	$54,969,537

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2015 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 92.4%
Allen County Public Building Commission, Facilities, Revenue Bonds,
5.05%, 12/01/31, Callable 12/01/22	1,310,000	1,437,437
5.15%, 12/01/36, Callable 12/01/22	500,000	540,110
Butler County Unified School District No. 490 El Dorado, School District, GO UT, AGM, 4.05%, 9/01/27, Callable 9/01/17	630,000	657,909
Chisholm Creek Utility Authority, Water, Revenue Bonds, AMBAC, 4.25%, 9/01/29, Callable 9/01/17	300,000	302,004
City of Abilene, GO UT,
4.30%, 9/01/27, Callable 9/01/20	150,000	168,021
4.60%, 9/01/30, Callable 9/01/20	500,000	560,605
City of Beloit, Facilities, Revenue Bonds, 5.00%, 4/01/32, Pre-refunded 4/01/17 @ 100	500,000	536,010
City of Dodge City, Facilities, Revenue Bonds, AGM, 5.25%, 6/01/31, Callable 6/01/19	825,000	937,183
City of Dodge City, GO UT, AGM, 4.25%, 9/01/29, Callable 9/01/19	835,000	890,227
City of Hays, Nursing Homes, Revenue Bonds, 4.25%, 10/01/32, Pre-refunded 10/01/16 @ 100	1,000,000	1,044,690
City of Junction City, GO UT, AGM, 4.50%, 9/01/31, Callable 9/01/20	1,000,000	1,086,750
City of Lawrence, Medical, Revenue Bonds, 5.25%, 7/01/21, Callable 7/01/16	610,000	635,175
City of Lawrence, Water, Revenue Bonds, 4.30%, 11/01/22, Callable 11/01/18	235,000	257,600
City of Leawood, GO UT, 4.20%, 9/01/23, Callable 9/01/17	565,000	600,301
City of Lenexa, GO UT, 4.00%, 9/01/25, Callable 8/25/15	480,000	481,051
City of Lindsborg, GO UT, 4.60%, 10/01/29, Callable 10/01/18	600,000	633,312
City of Maize, Water, Revenue Bonds, 5.25%, 8/01/26, Callable 8/01/16	1,000,000	1,023,040
City of Manhattan, GO UT,
4.50%, 11/01/17	400,000	431,192
4.10%, 11/01/26, Callable 11/01/18	415,000	443,540
City of Manhattan, Medical, Revenue Bonds, 5.00%, 11/15/29, Callable 11/15/22	680,000	751,896
City of Olathe, General Obligation, GO UT, 5.00%, 10/01/24, Callable 10/01/23	535,000	643,166
City of Olathe, Medical, Revenue Bonds,
5.13%, 9/01/22, Callable 9/01/17	1,315,000	1,422,002
5.25%, 9/01/25, Callable 9/01/19	540,000	612,603
5.00%, 9/01/29, Callable 9/01/17	810,000	866,246
4.00%, 9/01/30, Callable 9/01/21	450,000	456,782
5.00%, 9/01/30, Callable 9/01/19	750,000	828,892
City of Ottawa, Education, Revenue Bonds, 5.00%, 4/15/25, Callable 4/15/19	1,510,000	1,688,240
City of Overland Park, GO UT, 5.00%, 9/01/19, Callable 8/31/15	630,000	631,915
City of Park City, GO UT, 5.38%, 12/01/25, Callable 12/01/19	500,000	543,550
City of Phillipsburg, Facilities, Revenue Bonds, 4.50%, 10/01/28, Callable 10/01/20	545,000	596,023
City of Pittsburg, Tax Allocation, 4.90%, 4/01/24, Callable 4/01/16	1,090,000	1,067,448
City of Roeland Park, Tax Allocation, 5.38%, 8/01/19, Callable 10/16/15	500,000	500,650
City of Salina, Medical, Revenue Bonds,
5.00%, 10/01/20, Callable 4/01/16	460,000	473,312
5.00%, 10/01/23, Callable 4/01/16	570,000	585,846
City of Shawnee, GO UT, 4.00%, 12/01/27, Callable 12/01/24	425,000	471,291
City of Topeka KS Combined Utility Revenue, Utilities, Revenue Bonds,
4.00%, 8/01/26, Callable 8/01/21	2,600,000	2,770,924
3.38%, 8/01/32, Callable 8/01/20	1,335,000	1,337,737
3.50%, 8/01/33, Callable 8/01/20	2,285,000	2,298,527
City of Topeka, GO UT,
4.00%, 8/15/30, Callable 8/31/15	2,000,000	2,003,460
4.50%, 8/15/30, Callable 8/15/19	450,000	492,048
City of Topeka, Utilities, Revenue Bonds, 4.50%, 8/01/33, Callable 8/01/19	650,000	692,185
City of Wichita KS Water & Sewer Utility Revenue, Utilities, Revenue Bonds, 3.25%, 10/01/31, Callable 10/01/20	1,070,000	1,075,532
City of Wichita, General Obligation, GO UT, 5.00%, 12/01/25	500,000	619,250
City of Wichita, GO UT,
4.00%, 6/01/23, Callable 6/01/17 @ 101	405,000	429,790
4.00%, 6/01/24, Pre-refunded 6/01/16 @ 101	150,000	155,732
4.00%, 6/01/24, Callable 6/01/17 @ 101	180,000	190,480
4.00%, 6/01/25, Callable 6/01/17 @ 101	820,000	866,822
4.00%, 6/01/26, Callable 6/01/20 @ 101	475,000	516,581
4.00%, 6/01/27, Callable 6/01/20 @ 101	780,000	833,485
4.00%, 12/01/29, Callable 12/01/20 @ 101	250,000	269,463
City of Wichita, Medical, Revenue Bonds,
5.00%, 11/15/17	200,000	219,206

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2015 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 92.4% (continued)
4.75%, 11/15/24, Pre-refunded 11/15/19 @ 100	810,000	929,904
5.25%, 11/15/24, Pre-refunded 11/15/19 @ 100	2,150,000	2,512,963
5.00%, 11/15/29, Pre-refunded 11/15/21 @ 100	3,070,000	3,682,895
City of Wichita, Nursing Homes, Revenue Bonds, 4.00%, 4/01/27, Pre-refunded 4/1/16 @ 100	680,000	696,735
City of Wichita, Utilities, Revenue Bonds,
5.00%, 10/01/25, Callable 10/01/21	1,000,000	1,160,970
5.00%, 10/01/28, Callable 10/01/21	2,650,000	3,051,846
City of Wichita, Water, Revenue Bonds, 5.00%, 10/01/39, Callable 10/01/19	1,000,000	1,121,580
City of Wichita, Water/Sewer, Revenue Bonds,
4.00%, 10/01/29, Callable 10/01/20	1,000,000	1,054,750
5.00%, 10/01/29, Callable 10/01/19	750,000	853,732
4.00%, 10/01/30, Callable 10/01/20	1,000,000	1,051,800
City of Wichita, Water/Sewer, Revenue Bonds, AGM, 5.00%, 10/01/32, Callable 10/01/17 @ 101	500,000	542,595
City of Wichita, Water/Sewer, Revenue Bonds, AMBAC, 5.13%, 10/01/29, Pre-refunded 10/01/15 @ 101	780,000	793,876
City of Wichita, Water/Sewer, Revenue Bonds, NATL-RE FGIC, 5.00%, 10/01/16, Callable 10/01/15	500,000	503,545
Cloud County Public Building Commission, GO, 4.10%, 10/15/32, Callable 10/15/22	225,000	232,931
Coffeyville Community College, Higher Education, Revenue Bonds, 5.05%, 10/01/15, Pre-refunded 10/01/15 @ 100	1,975,000	1,990,010
Colby Community College, Higher Education, COP, 5.00%, 8/01/31, Callable 8/01/16	250,000	252,448
Commonwealth of Puerto Rico, GO UT, AGM, 5.50%, 7/01/29	275,000	275,000
County of Cherokee, COP, NATL-RE FGIC, 5.00%, 12/01/21, Pre-refunded 12/01/15 @ 100	1,170,000	1,188,158
County of Douglas, GO UT, 4.25%, 9/01/30, Callable 9/01/19	320,000	349,594
County of Franklin, COP, 4.75%, 9/01/21, Callable 10/01/15	750,000	750,847
County of Johnson, GO UT,
4.75%, 9/01/27, Callable 9/01/18	500,000	552,740
3.00%, 9/01/30, Callable 9/01/22	400,000	396,160
County of Scott, GO UT, 5.00%, 4/01/28, Callable 4/01/20	500,000	569,215
County of Sedgwick KS / County of Shawnee, Single Family Housing, Revenue Bonds, GNMA, 6.70%, 6/01/29	25,000	25,267
County of Sedgwick, Medical, Revenue Bonds,
5.00%, 8/01/25, Pre-refunded 8/01/15 @ 100	500,000	500,000
5.25%, 8/01/31, Pre-refunded 8/01/15 @ 100	500,000	500,000
County of Shawnee, COP,
5.00%, 9/01/22, Pre-refunded 9/01/15 @ 100	1,640,000	1,645,789
5.00%, 9/01/23, Pre-refunded 9/01/15 @ 100	1,840,000	1,846,495
County of Shawnee, GO UT, AGM, 5.00%, 9/01/19, Callable 9/01/15	700,000	702,471
Crawford County Public Building Commission, Revenue Bonds, 5.38%, 9/01/24, Callable 9/01/19	2,300,000	2,602,082
Dodge City Community College, Higher Education, Revenue Bonds, 5.13%, 4/01/30, Callable 4/01/20	250,000	262,803
Douglas County Unified School District No. 348 Baldwin City, School District, GO UT, 5.00%, 9/01/30, Pre-refunded 9/01/19 @ 100	1,405,000	1,620,190
Douglas County Unified School District No. 491 Eudora, School District, GO UT, AGM, 5.00%, 9/01/29, Callable 9/01/18	450,000	499,405
Franklin County Unified School District No. 290 Ottawa, School District, GO UT,
5.00%, 9/01/31, Callable 9/01/25	1,715,000	1,961,497
5.00%, 9/01/32, Callable 9/01/25	150,000	170,870
5.00%, 9/01/33, Callable 9/01/25	1,000,000	1,129,100
Geary County Unified School District No. 475, School District, GO UT, NATL-RE, 5.25%, 9/01/18, Pre-refunded 9/01/15 @ 100	795,000	797,949
Harvey County Unified School District No. 373 Newton, School District, GO UT, NATL-RE, 5.00%, 9/01/22, Pre-refunded 9/01/18 @ 100	1,700,000	1,907,961
Hutchinson Community College & Area Vocational School, Higher Education, COP, 4.00%, 10/01/37, Callable 10/01/21	1,700,000	1,707,310
Johnson & Miami Counties Unified School District No. 230 Spring Hills, School District, GO UT, 5.25%, 9/01/29, Callable 9/01/21	1,500,000	1,768,035
Johnson County Public Building Commission, Facilities, Revenue Bonds,
4.00%, 9/01/20, Callable 9/01/18	325,000	351,956
4.00%, 9/01/22, Callable 9/01/19	415,000	450,520
4.50%, 9/01/22, Callable 9/01/18	100,000	109,860
4.00%, 9/01/24, Callable 9/01/20	500,000	541,965
4.75%, 9/01/24, Callable 9/01/18	790,000	873,329
4.88%, 9/01/25, Callable 9/01/18	200,000	221,528

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2015 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 92.4% (continued)
4.50%, 9/01/27, Callable 9/01/21	955,000	1,070,545
Johnson County Unified School District No. 231 Gardner - Edgerton, School District, GO UT, AMBAC,
5.00%, 10/01/25, Pre-refunded 10/01/16 @ 100	750,000	789,555
5.00%, 10/01/25, Callable 10/01/16	320,000	336,339
Johnson County Unified School District No. 232 DeSoto, School District, GO UT, AGM,
5.25%, 9/01/20, Pre-refunded 9/01/15 @ 100	1,325,000	1,329,916
5.25%, 9/01/23, Pre-refunded 9/01/15 @ 100	1,000,000	1,003,710
Johnson County Unified School District No. 512 Shawnee Mission, School District, GO UT, 5.00%, 10/01/32, Callable 10/01/25	1,000,000	1,188,390
Johnson County Water District No. 1, Water, Revenue Bonds,
3.25%, 7/01/20, Callable 7/01/18	1,440,000	1,510,114
3.25%, 12/01/30, Callable 12/01/17	3,615,000	3,622,917
Kansas Development Finance Authority, Development, Revenue Bonds,
4.00%, 6/01/17	695,000	733,844
4.00%, 10/01/20	250,000	268,780
5.00%, 2/01/22, Callable 2/01/20	555,000	634,348
4.00%, 11/01/27, Callable 11/01/19	765,000	818,175
5.00%, 11/01/28, Callable 11/01/19	2,055,000	2,339,289
5.00%, 11/01/29, Callable 11/01/19	2,060,000	2,336,843
5.00%, 6/15/31, Callable 6/15/19	2,500,000	2,789,125
4.00%, 5/01/34, Callable 5/01/22	1,000,000	1,020,700
Kansas Development Finance Authority, Facilities, Revenue Bonds, 5.00%, 10/01/22, Callable 10/01/15	1,140,000	1,148,470
Kansas Development Finance Authority, Facilities, Revenue Bonds, AMBAC, 5.25%, 10/01/17, Callable 10/01/15	135,000	135,344
Kansas Development Finance Authority, Facilities, Revenue Bonds, FSA,
5.13%, 11/01/25, Callable 11/01/18	100,000	112,600
5.25%, 11/01/28, Callable 11/01/18	305,000	343,497
Kansas Development Finance Authority, Facilities, Revenue Bonds, NATL-RE,
5.25%, 11/01/21, Pre-refunded 11/01/17 @ 100	250,000	274,105
5.25%, 11/01/26, Pre-refunded 11/01/17 @ 100	1,200,000	1,315,704
Kansas Development Finance Authority, General, Revenue Bonds, 5.00%, 4/01/31, Callable 4/01/23	1,000,000	1,128,560
Kansas Development Finance Authority, GO, 4.75%, 9/01/34, Callable 9/01/19	200,000	222,730
Kansas Development Finance Authority, Higher Education, Revenue Bonds,
4.00%, 3/01/16	700,000	714,875
4.00%, 4/01/24, Callable 4/01/20	230,000	247,797
5.00%, 4/01/29, Callable 4/01/20	650,000	728,266
Kansas Development Finance Authority, Higher Education, Revenue Bonds, AMBAC, 5.00%, 10/01/21, Callable 10/01/15	205,000	207,495
Kansas Development Finance Authority, Higher Education, Revenue Bonds, XLCA, 5.00%, 2/01/26, Pre-refunded 2/01/16 @ 100	2,000,000	2,044,480
Kansas Development Finance Authority, Medical, Revenue Bonds,
5.25%, 11/15/21, Callable 11/15/19	1,300,000	1,512,966
5.00%, 11/15/22, Callable 11/15/15	500,000	506,005
5.00%, 11/15/22, Callable 11/15/17	260,000	282,805
5.50%, 11/15/22, Callable 11/15/19	1,000,000	1,173,730
5.00%, 11/15/24, Callable 11/15/17	1,110,000	1,206,570
5.25%, 1/01/25, Callable 1/01/20	1,500,000	1,703,895
5.00%, 5/15/25, Callable 5/15/19	1,500,000	1,669,275
5.00%, 11/15/27, Callable 11/15/19	1,000,000	1,104,210
5.50%, 11/15/29, Callable 11/15/19	1,275,000	1,460,423
5.38%, 3/01/30, Callable 3/01/20	1,000,000	1,129,010
5.25%, 11/15/30, Callable 11/15/19	250,000	274,310
5.00%, 11/15/32, Callable 5/15/22	1,500,000	1,667,130
5.00%, 5/15/35, Callable 5/15/19	330,000	360,423
Kansas Development Finance Authority, Medical, Revenue Bonds, NATL-RE, 5.00%, 11/15/27, Callable 11/15/17	1,875,000	2,024,006
Kansas Development Finance Authority, Transportation, Revenue Bonds,
5.00%, 10/01/16	1,585,000	1,668,593
5.00%, 10/01/21, Callable 10/01/18	1,270,000	1,429,512
4.63%, 10/01/26, Callable 10/01/18	300,000	330,639
Kansas Development Finance Authority, Transportation, Revenue Bonds, NATL-RE FGIC,
5.00%, 11/01/20, Pre-refunded 11/01/16 @ 100	950,000	1,001,870
5.00%, 11/01/21, Pre-refunded 11/01/16 @ 100	500,000	527,300
5.00%, 11/01/22, Pre-refunded 11/01/16 @ 100	200,000	210,920

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2015 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 92.4% (continued)
4.38%, 11/01/26, Pre-refunded 11/01/16 @ 100	650,000	680,485
Kansas Development Finance Authority, Water, Revenue Bonds,
5.50%, 11/01/15	200,000	202,584
4.00%, 3/01/27, Callable 3/01/19	775,000	823,213
Kansas Power Pool, Power, Revenue Bonds, 5.00%, 12/01/31, Callable 12/01/20	1,000,000	1,065,710
Kansas Power Pool, Utilities, Revenue Bonds,
5.00%, 12/01/19	600,000	664,446
5.00%, 12/01/23, Callable 12/01/22	200,000	225,412
5.00%, 12/01/28, Callable 12/01/25	700,000	794,171
Kansas Rural Water Finance Authority, Water, Revenue Bonds, 4.10%, 9/01/34, Callable 3/01/21	270,000	272,676
Kansas State Department of Transportation, Transportation, Revenue Bonds,
4.30%, 9/01/21, Callable 9/01/18	575,000	626,238
5.00%, 9/01/24, Callable 9/01/18	1,360,000	1,519,351
Kansas Turnpike Authority, Transportation, Revenue Bonds, 4.00%, 9/01/26, Callable 9/01/20	1,000,000	1,065,620
La Cygne Public Building Commission, Facilities, Revenue Bonds, 5.00%, 11/01/29, Callable 11/01/19	375,000	419,198
Leavenworth County Unified School District No. 453, School District, GO UT, AGC,
5.25%, 9/01/23, Pre-refunded 9/01/19 @ 100	440,000	511,755
5.25%, 9/01/23, Callable 9/01/19	60,000	69,785
Leavenworth County Unified School District No. 453, School District, GO UT, AGM, 4.75%, 3/01/25, Callable 9/01/19	535,000	606,380
Leavenworth County Unified School District No. 458, School District, GO UT,
5.25%, 9/01/28, Pre-refunded 9/01/19 @ 100	1,250,000	1,445,750
5.00%, 9/01/29, Pre-refunded 9/01/19 @ 100	395,000	452,950
5.00%, 9/01/30, Pre-refunded 9/01/19 @ 100	215,000	246,543
Lyon County Public Building Commission, Facilities, Revenue Bonds, 4.00%, 12/01/21, Callable 12/01/18	500,000	538,835
Maize Public Building Commission, Revenue Bonds, 5.20%, 5/01/31, Callable 5/01/16	1,000,000	1,011,140
Marais Des Cygnes Public Utility Authority, Water, Revenue Bonds, AGC,
4.63%, 12/01/38, Pre-refunded 12/01/17 @ 100	340,000	369,777
4.63%, 12/01/38, Callable 12/01/17	480,000	491,275
Miami County Unified School District No. 416 Louisburg, School District, GO UT, NATL-RE,
4.00%, 9/01/15	430,000	430,068
4.00%, 9/01/15	470,000	470,075
5.00%, 9/01/20, Pre-refunded 9/01/16 @ 100	1,235,000	1,295,441
Mitchell County Public Building Commission, Medical, Revenue Bonds, AGM, 4.50%, 3/01/28, Callable 3/01/18	430,000	458,156
Overland Park Transportation Development District, Transportation, Revenue Bonds, 5.90%, 4/01/32, Callable 4/01/20	1,000,000	1,093,240
Pawnee County Public Building Commission, Medical, Revenue Bonds, 4.00%, 2/15/31, Callable 2/15/22	145,000	146,997
Pratt County Public Building Commission, GO, 3.25%, 12/01/32, Callable 12/01/17	1,150,000	1,111,406
Puerto Rico Electric Power Authority, Power, Revenue Bonds, NATL-RE, 5.00%, 7/01/19	1,000,000	976,160
Puerto Rico Highway & Transportation Authority, Transportation, Revenue Bonds, AGC, 5.25%, 7/01/36	385,000	362,628
Puerto Rico Highway & Transportation Authority, Transportation, Revenue Bonds, AGM, 5.50%, 7/01/22	630,000	635,714
Reno County Unified School District No. 308 Hutchinson, School District, GO UT, NATL-RE,
5.00%, 9/01/16	1,000,000	1,047,730
5.00%, 9/01/25, Pre-refunded 9/01/17 @ 100	200,000	216,452
Rice County Unified School District No. 376 Sterling, School District, GO UT, AGC,
5.25%, 9/01/35, Pre-refunded 9/01/19 @ 100	165,000	191,337
5.25%, 9/01/35, Pre-refunded 9/01/19 @ 100	335,000	388,473
Riley County Unified School District No. 383 Manhattan-Ogden, School District, GO UT,
5.00%, 9/01/23, Pre-refunded 9/01/19 @ 100	1,000,000	1,140,730
5.00%, 9/01/27, Pre-refunded 9/01/18 @ 100	1,350,000	1,500,808
Sedgwick County Public Building Commission, Facilities, Revenue Bonds,
5.00%, 8/01/23, Pre-refunded 8/01/18 @ 100	390,000	433,992
5.00%, 8/01/24, Pre-refunded 8/01/18 @ 100	100,000	111,280
5.25%, 8/01/26, Pre-refunded 8/01/18 @ 100	180,000	201,622
5.25%, 8/01/28, Pre-refunded 8/01/18 @ 100	800,000	896,096
Sedgwick County Unified School District No. 259 Wichita, School District, GO UT,
5.00%, 10/01/21, Pre-refunded 10/01/18 @ 100	30,000	33,718
5.00%, 10/01/21, Callable 10/01/18	970,000	1,086,992

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2015 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 92.4% (continued)
Sedgwick County Unified School District No. 260 Derby, School District, GO UT, 5.00%, 10/01/29, Callable 10/01/22	340,000	393,196
Sedgwick County Unified School District No. 261 Haysville, School District, GO UT, AGM,
5.00%, 11/01/19, Pre-refunded 11/01/17 @ 100	980,000	1,067,935
5.00%, 11/01/19, Callable 11/01/17	20,000	21,992
5.00%, 11/01/23, Pre-refunded 11/01/17 @ 100	195,000	212,497
5.00%, 11/01/23, Callable 11/01/17	5,000	5,462
Sedgwick County Unified School District No. 262 Valley Center, School District, GO UT, AGM, 5.00%, 9/01/24, Callable 9/01/18	745,000	827,509
Sedgwick County Unified School District No. 265 Goddard, School District, GO UT, AGC, 4.50%, 10/01/24, Callable 10/01/18	250,000	274,733
Sedgwick County Unified School District No. 266 Maize, School District, GO UT, NATL-RE, 5.00%, 9/01/19, Callable 9/01/17	500,000	544,910
Shawne County Unified School District No. 437 Auburn - Washburn, School District, GO UT, 3.95%, 9/01/28, Callable 9/01/20	825,000	895,991
Sumner County Unified School District No. 353 Wellington, School District, GO UT, BAM, 5.00%, 9/01/26, Callable 9/01/23	230,000	269,043
Topeka Public Building Commission, Facilities, Revenue Bonds, NATL-RE, 5.00%, 6/01/27, Callable 6/01/18	2,355,000	2,630,535
University of Kansas Hospital Authority, Medical, Revenue Bonds,
5.00%, 9/01/21, Pre-refunded 9/01/16 @ 100	55,000	57,692
5.00%, 9/01/21, Callable 9/01/16	1,020,000	1,064,635
5.00%, 9/01/30, Callable 9/01/25	250,000	284,553
5.00%, 9/01/31, Callable 9/01/25	500,000	565,455
Washburn University/Topeka, Higher Education, Revenue Bonds, 5.00%, 7/01/35, Callable 7/01/25	500,000	559,645
Wyandotte County Unified School District No. 204 Bonner Springs-Edwardsville, School District, GO UT, NATL-RE FGIC, 5.00%, 9/01/24, Callable 9/01/15	470,000	471,659
Wyandotte County-Kansas City Unified Government, 5.00%, 9/01/24, Callable 3/01/19	800,000	899,704
Wyandotte County-Kansas City Unified Government Utility System Revenue, Utilities, Revenue Bonds, 5.00%, 9/01/32, Callable 9/01/22	1,090,000	1,215,459
Wyandotte County-Kansas City Unified Government, Facilities, GO UT, 4.00%, 8/01/31, Callable 8/01/22	930,000	978,639
Wyandotte County-Kansas City Unified Government, Revenue Bonds, 5.00%, 12/01/23	570,000	664,335
Wyandotte County-Kansas City Unified Government, GO UT,
5.00%, 8/01/29, Callable 8/01/20	1,000,000	1,151,520
4.00%, 8/01/30, Callable 8/01/20	500,000	529,910
Wyandotte County-Kansas City Unified Government, Revenue Bonds,
4.60%, 10/01/16	35,000	35,514
5.00%, 12/01/21, Callable 6/01/16	230,000	232,668
4.88%, 10/01/28, Callable 10/01/16	475,000	475,318
Wyandotte County-Kansas City Unified Government, Utilities, Revenue Bonds,
4.25%, 9/01/23, Callable 3/01/20	500,000	540,270
5.00%, 9/01/27, Callable 9/01/21	1,300,000	1,492,283
Total Municipal Bonds (Cost $174,571,484)		184,643,493

	Shares
Short-Term Investments — 6.6%
Money Market Funds — 6.6%
BMO Tax-Free Money Market Fund, Class I, 0.05% (a)	5,000,000	5,000,000
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01% (a)	8,222,859	8,222,859
Total Short-Term Investments (Cost $13,222,859)		13,222,859

Total Investments (Cost $187,794,343(b)) — 99.0%		$197,866,352
Other assets in excess of liabilities — 1.0%		2,004,029

NET ASSETS — 100.0%		$199,870,381

(a)	Represents the 7 day yield at 7/31/15.

(b)	See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corp.
AMBAC — Insured by American Municipal Bond Assurance Corp.
BAM — Build America Mutual
COP — Certificate of Participation
FGIC — Insured by Financial Guaranty Insurance Corp.
FSA — Insured by Assured Guaranty Municipal (formerly Federal Security Assurance)
GNMA — Government National Mortgage Association
GO — General Obligation
NATL-RE — National Public Finance Guaranty Corp. (formerly MBIA)
UT — Unlimited Tax
XLCA — Insured by XL Capital Assurance

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$184,643,493	$-	$184,643,493
Short-Term Investments	13,222,859	-	-	13,222,859
Total Investments	$13,222,859	$184,643,493	$-	$197,866,352

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
Boyd Watterson Short-Term Enhanced Bond Fund	July 31, 2015 (Unaudited)

Security Description	Principal ($)	Value ($)
Corporate Bonds — 41.9%
Consumer Discretionary — 2.1%
Avon Products, Inc., 2.38%, 3/15/16	150,000	152,063
Constellation Brands, Inc., 7.25%, 5/15/17	175,000	190,203
L Brands, Inc., 6.90%, 7/15/17	175,000	191,406
		533,672

Energy — 4.2%
Energy Transfer Partners LP, 6.13%, 2/15/17	300,000	317,292
Enterprise Products Operating LLC, 3.20%, 2/01/16	400,000	404,257
ONEOK Partners LP, 3.25%, 2/01/16, Callable 1/01/16	225,000	226,478
Tesoro Corp., 4.25%, 10/01/17, Callable 9/01/17	100,000	103,000
		1,051,027

Financials — 28.0%
Air Lease Corp., 5.63%, 4/01/17	325,000	344,064
Bank of America Corp., 5.75%, 8/15/16	500,000	522,241
Capital One Financial Corp., 1.00%, 11/06/15	450,000	450,157
CIT Group, Inc., 5.00%, 5/15/17	250,000	259,375
CNA Financial Corp., 6.50%, 8/15/16	200,000	210,674
Credit Suisse/New York NY, 1.75%, 1/29/18 (a)	400,000	399,779
DDR Corp., 7.50%, 4/01/17	270,000	294,775
First Tennessee Bank NA, 5.65%, 4/01/16	250,000	256,921
Ford Motor Credit Co. LLC, 3.00%, 6/12/17	250,000	254,870
General Motors Financial Co., Inc., 2.75%, 5/15/16	250,000	252,545
Hartford Financial Services Group, Inc., 5.38%, 3/15/17	425,000	451,569
Health Care REIT, Inc., 3.63%, 3/15/16	250,000	253,729
Highwoods Realty LP, 5.85%, 3/15/17	375,000	399,283
International Lease Finance Corp., 5.75%, 5/15/16	250,000	256,563
Jefferies Group LLC, 5.50%, 3/15/16	375,000	383,284
Morgan Stanley, 4.75%, 3/22/17	400,000	421,641
Regions Financial Corp., 2.00%, 5/15/18, Callable 4/15/18	250,000	249,323
Synchrony Financial, 1.88%, 8/15/17, Callable 7/15/17	125,000	125,050
Unum Group, 7.13%, 9/30/16	335,000	356,041
Wells Fargo & Co., 7.98%, 3/29/49, Callable 3/15/18 †	250,000	271,250
Williams Partners LP / Williams Partners Finance Corp., 7.25%, 2/01/17	250,000	269,063
Willis North America, Inc., 6.20%, 3/28/17	315,000	334,604
		7,016,801

Health Care — 1.9%
Boston Scientific Corp., 5.13%, 1/12/17	200,000	209,778
HCP, Inc., 6.30%, 9/15/16	225,000	236,582
		446,360

Industrials — 2.2%
L-3 Communications Corp., 3.95%, 11/15/16	200,000	205,725
Owens-Brockway Glass Container, Inc., 7.38%, 5/15/16	111,000	115,440
Prologis LP, 4.50%, 8/15/17	225,000	237,621
		558,786

Information Technology — 1.7%
Hewlett-Packard Co., 3.00%, 9/15/16	425,000	432,797

Materials — 1.0%
Tyco Electronics Group SA, 6.55%, 10/01/17 (a)	225,000	248,414

Telecommunication Services — 0.8%
Frontier Communications Corp., 8.25%, 4/15/17	175,000	188,781

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
Boyd Watterson Short-Term Enhanced Bond Fund	July 31, 2015 (Unaudited)

Security Description	Principal ($)	Value ($)
Corporate Bonds — 41.9% (continued)
Total Corporate Bonds (Cost $10,474,991)		10,476,638

U.S. Treasury Obligations — 17.8%
U.S. Treasury Notes — 17.8%
2.13%, 12/31/15	1,100,000	1,108,766
2.63%, 4/30/16	2,700,000	2,747,461
0.88%, 12/31/16	600,000	603,328
Total U.S. Treasury Obligations (Cost $4,460,125)		4,459,555

	Shares
Investment Companies — 2.7%
PowerShares Senior Loan Portfolio ETF	16,000	379,040
SPDR Barclays Short Term High Yield Bond ETF	10,000	284,200
Total Investment Companies (Cost $692,236)		663,240

Preferred Stock — 0.1%
Raymond James Financial, Inc., 6.90%, 3/15/42, Callable 3/15/17	1,174	31,592
Total Preferred Stock (Cost $30,588)		31,592

Short-Term Investments — 37.9%
U.S. Treasury Bill — 34.0%
United States Treasury Bill, 0.02%, 8/13/15 (b)	8,500,000	8,499,938

Money Market Fund — 3.9%
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (c)	977,063	977,063
Total Short-Term Investments (Cost $9,477,001)		9,477,001

Total Investments (Cost $25,134,941(d)) — 100.4%		$25,108,026
Liabilities in excess of other assets — (0.4)%		(92,624)

NET ASSETS — 100.0%		$25,015,402

†	Variable or floating rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 7/31/15.

(a)	Foreign security incorporated outside the United States.

(b)	Each issue shows the rate of the discount at purchase.

(c)	Represents the 7 day yield at 7/31/15.

(d)	See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ETF — Exchange-Traded Fund
LLC — Limited Liability Company
LP — Limited Partnership
REIT — Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$10,476,638	$-	$10,476,638
U.S. Treasury Obligations	-	4,459,555	-	4,459,555
Investment Companies	663,240	-	-	663,240
Preferred Stock	31,592	-	-	31,592
Short-Term Investments	977,063	8,499,938	-	9,477,001
Total Investments	$1,671,895	$23,436,131	$-	$25,108,026

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
Boyd Watterson Core Plus Fund	July 31, 2015 (Unaudited)

Security Description	Principal ($)	Value ($)
Asset-Backed Securities — 1.9%
Ford Credit Auto Owner Trust 2012-A, Series 2012-A, Class B, 1.88%, 8/15/17, Callable 5/15/16	1,025,000	1,031,930
Santander Drive Auto Receivables Trust 2014-3, Series 2014-3, Class A3, 0.81%, 7/16/18, Callable 11/15/17	1,135,000	1,134,880
Total Asset-Backed Securities (Cost $2,167,100)		2,166,810

Collateralized Mortgage Obligations — 0.3%
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 10A1, 2.59%, 6/25/34, Callable 9/25/15 †	34,847	35,533
Fannie Mae REMICS,
Series 1994-77, Class FB, 1.69%, 4/25/24, Demand Date 8/25/2015 † (a)	32,566	33,821
Series 2002-44, Class FJ, 1.19%, 4/25/32, Demand Date 8/25/2015 † (a)	32,748	33,817
Series 2002-60, Class FV, 1.19%, 4/25/32, Demand Date 8/25/2015 † (a)	23,552	24,204
Series 2002-66, Class FG, 1.19%, 9/25/32, Demand Date 8/25/2015 † (a)	27,262	28,020
Series 2002-69, Class FA, 1.19%, 10/25/32, Demand Date 8/25/2015 † (a)	23,934	24,603
Series 2003-106, Class FA, 1.09%, 11/25/33, Demand Date 8/25/2015 † (a)	14,077	14,416
Series 2007-88, Class FW, 0.74%, 9/25/37, Demand Date 8/25/2015 † (a)	21,020	21,291
Fannie Mae Whole Loan, Series 2004-W8, Class 3A, 7.50%, 6/25/44, Demand Date 8/25/2015 † (a)	52,262	61,408
Freddie Mac REMICS, Series 1382, Class KA, 1.34%, 10/15/22, Demand Date 8/15/2015 † (a)	27,316	28,037
Residential Accredit Loans, Inc., Series 2003-QS5, Class A1, 0.64%, 3/25/18, Demand Date 8/25/2015 † (a)	15,426	15,112
WaMu Mortgage Pass-Through Certificates, Series 2003-AR1, Class A6, 2.15%, 3/25/33, Callable 8/25/15 †	46,403	46,554
Total Collateralized Mortgage Obligations (Cost $356,752)		366,816

Commercial Mortgage-Backed Securities — 2.9%
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4, 5.75%, 6/10/46 †	157,208	160,110
Wells Fargo Commercial Mortgage Trust 2012-LC5, Series 2012-LC5, Class B, 4.14%, 10/15/45	790,000	825,971
Wells Fargo Commercial Mortgage Trust 2015-C26, Series 2015-C26, Class A1, 1.45%, 2/15/48	1,324,382	1,318,984
Wells Fargo Commercial Mortgage Trust 2015-C27, Series 2015-C27, Class B, 4.14%, 2/15/48	925,000	954,876
Total Commercial Mortgage-Backed Securities (Cost $3,263,618)		3,259,941

Corporate Bonds — 39.4%
Consumer Discretionary — 3.6%
AMC Networks, Inc., 7.75%, 7/15/21, Callable 7/15/16	890,000	965,650
Constellation Brands, Inc., 7.25%, 5/15/17	1,000,000	1,086,875
Hanesbrands, Inc., 6.38%, 12/15/20, Callable 12/15/15	1,000,000	1,047,500
Sally Holdings LLC / Sally Capital, Inc., 6.88%, 11/15/19, Callable 11/15/15	950,000	998,450
		4,098,475

Energy — 4.3%
Chesapeake Energy Corp., 3.54%, 4/15/19, Callable 8/31/15 †	1,000,000	845,000
Duke Energy Carolinas LLC, 3.75%, 6/01/45, Callable 12/01/44	1,110,000	1,049,894
Kinder Morgan, Inc., 7.00%, 6/15/17	1,000,000	1,081,894
ONEOK Partners LP, 3.80%, 3/15/20, Callable 2/15/20	860,000	879,442
Tesoro Corp., 4.25%, 10/01/17, Callable 9/01/17	1,100,000	1,133,000
		4,989,230

Financials — 22.3%
American Express Co., 0.87%, 5/22/18 †	1,425,000	1,420,473
Bank of America Corp., 5.65%, 5/01/18	1,225,000	1,340,956
Bear Stearns Cos. LLC (The), 7.25%, 2/01/18	500,000	564,622
Boston Properties LP, 5.63%, 11/15/20, Callable 8/15/20	825,000	938,005
Capital One Financial Corp., 4.75%, 7/15/21	815,000	879,575
CIT Group, Inc., 5.00%, 5/15/17	1,100,000	1,141,250
DDR Corp., 7.88%, 9/01/20	785,000	957,949
First Horizon National Corp., 5.38%, 12/15/15	800,000	810,964
General Electric Capital Corp., 6.75%, 3/15/32	810,000	1,076,586
General Motors Financial Co., Inc., 4.75%, 8/15/17	1,050,000	1,100,760
Goldman Sachs Group, Inc. (The), 1.37%, 11/15/18 †	1,500,000	1,510,327

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
Boyd Watterson Core Plus Fund	July 31, 2015 (Unaudited)

Security Description	Principal ($)	Value ($)
Corporate Bonds — 39.4% (continued)
Financials — 22.3% (continued)
Hartford Financial Services Group, Inc. (The), 5.50%, 10/15/16	1,070,000	1,123,175
HCP, Inc., 2.63%, 2/01/20, Callable 11/01/19	990,000	983,058
Highwoods Realty LP, 3.20%, 6/15/21, Callable 4/15/21	920,000	916,470
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.63%, 10/15/21, Callable 10/15/16	890,000	931,163
International Lease Finance Corp., 5.75%, 5/15/16	825,000	846,656
Jefferies Group LLC, 5.13%, 4/13/18	975,000	1,032,455
JPMorgan Chase & Co., 7.90%, 12/29/49, Callable 4/30/18 †	1,000,000	1,056,250
Lazard Group LLC, 6.85%, 6/15/17	149,000	161,976
Morgan Stanley, 4.75%, 3/22/17	1,000,000	1,054,102
Navient Corp., 3.88%, 9/10/15	1,000,000	1,001,678
Principal Financial Group, Inc., 8.88%, 5/15/19	850,000	1,044,749
Prudential Financial, Inc., 5.38%, 6/21/20	835,000	942,217
Synchrony Financial, 3.00%, 8/15/19, Callable 7/15/19	610,000	615,395
Unum Group, 5.63%, 9/15/20	765,000	857,940
Wells Fargo & Co., 0.92%, 4/23/18 †	1,350,000	1,353,383
		25,662,134

Health Care — 1.0%
CVS Health Corp., 5.13%, 7/20/45, Callable 1/20/45	1,100,000	1,170,009

Industrials — 0.7%
Burlington Northern Santa Fe LLC, 4.15%, 4/01/45, Callable 10/01/44	850,000	803,581

Information Technology — 0.7%
Microsoft Corp., 3.75%, 2/12/45, Callable 8/12/44	825,000	756,574

Materials — 2.1%
Dow Chemical Co. (The), 8.55%, 5/15/19	840,000	1,022,263
LyondellBasell Industries NV, 5.00%, 4/15/19, Callable 1/15/19 (b)	800,000	868,668
Rock-Tenn Co., 4.45%, 3/01/19	550,000	585,341
		2,476,272

Telecommunication Services — 2.9%
AT&T, Inc., 3.40%, 5/15/25, Callable 2/15/25	1,140,000	1,091,232
CSC Holdings LLC, 8.63%, 2/15/19	625,000	712,500
Time Warner Cable, Inc., 6.75%, 7/01/18	450,000	501,115
Verizon Communications, Inc., 6.55%, 9/15/43	850,000	1,007,725
		3,312,572

Utilities — 1.8%
Enterprise Products Operating LLC, 5.20%, 9/01/20	940,000	1,045,637
Exelon Generation Co. LLC, 6.20%, 10/01/17	900,000	981,834
		2,027,471
Total Corporate Bonds (Cost $45,359,052)		45,296,318

Mortgage Derivatives - IO STRIPS — 0.0% (c)
Fannie Mae Interest Strip,
Series 386, Class 1, 5.00%, 11/25/37	130,941	25,612
Series 386, Class 2, 5.00%, 11/25/37	89,452	17,519
Total Mortgage Derivatives - IO STRIPS (Cost $56,309)		43,131

U.S. Government Agency Pass-Through Securities — 24.9%
Federal Home Loan Mortgage Corporation — 15.3%
6.00%, Pool #J01657, 4/01/21	31,788	34,134
4.50%, Pool #E02698, 6/01/25	389,823	418,351

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
Boyd Watterson Core Plus Fund	July 31, 2015 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Government Agency Pass-Through Securities — 24.9% (continued)
Federal Home Loan Mortgage Corporation — 15.3% (continued)
3.00%, Pool #J19194, 5/01/27	1,516,444	1,578,087
2.43%, Pool #846367, 4/01/29, Demand Date 9/15/2015 † (a)	5,016	5,286
6.50%, Pool #C00742, 4/01/29	152,786	175,174
7.50%, Pool #G01548, 7/01/32	46,863	58,409
6.00%, Pool #G04457, 5/01/38	117,271	133,609
5.00%, Pool #A89640, 11/01/39	644,985	714,791
5.50%, Pool #G05903, 3/01/40	390,479	441,235
4.50%, Pool #C03517, 9/01/40	673,453	731,717
3.50%, Pool #Q08998, 6/01/42	1,145,106	1,191,480
3.50%, Pool #Q11547, 9/01/42	2,069,169	2,152,641
3.50%, Pool #G08554, 10/01/43	2,534,430	2,630,474
4.00%, Pool #C09069, 11/01/44	2,748,423	2,921,620
4.00%, Pool #Q29916, 11/01/44	2,963,549	3,154,662
4.00%, Pool #G08618, 12/01/44	1,151,281	1,224,089
		17,565,759

Federal National Mortgage Association — 8.8%
3.00%, Pool #AJ9355, 1/01/27	1,059,516	1,102,462
3.00%, Pool #AK6784, 3/01/27	798,137	830,491
4.50%, Pool #MA0776, 6/01/31	377,953	413,524
1.99%, Pool #708318, 6/01/33, Demand Date 8/25/2015 † (a)	30,795	31,654
2.23%, Pool #759385, 1/01/34, Demand Date 8/25/2015 † (a)	53,548	57,309
1.93%, Pool #776486, 3/01/34, Demand Date 8/25/2015 † (a)	58,349	61,342
2.63%, Pool #791523, 7/01/34, Demand Date 8/25/2015 † (a)	40,170	42,360
1.89%, Pool #810896, 1/01/35, Demand Date 8/25/2015 † (a)	330,332	346,316
5.00%, Pool #735580, 6/01/35	324,079	359,930
5.50%, Pool #AD0110, 4/01/36	223,878	255,167
7.00%, Pool #979909, 5/01/38	33,191	35,874
6.00%, Pool #AD4941, 6/01/40	201,364	229,983
3.00%, Pool #AU1629, 7/01/43	2,915,831	2,944,692
3.50%, Pool #AY6497, 3/01/45	3,208,058	3,333,339
		10,044,443

Government National Mortgage Association — 0.8%
6.50%, Pool #455165, 7/15/28	162,465	185,537
6.25%, Pool #724720, 4/20/40	27,631	31,362
4.00%, Pool #4853, 11/20/40	698,305	749,957
		966,856
Total U.S. Government Agency Pass-Through Securities (Cost $28,151,583)		28,577,058

U.S. Government Agency Security— 1.3%
Federal National Mortgage Association — 1.3%
1.38%, 11/15/16	1,500,000	1,517,040
Total U.S. Government Agency Security (Cost $1,514,414)		1,517,040

U.S. Treasury Obligations — 25.2%
U.S. Treasury Bonds — 10.7%
3.88%, 8/15/40	4,125,000	4,868,787
3.00%, 5/15/42	5,400,000	5,481,843
3.63%, 2/15/44	1,700,000	1,934,547
		12,285,177

U.S. Treasury Notes — 14.5%
1.25%, 10/31/15	2,000,000	2,005,624
2.13%, 12/31/15	3,500,000	3,527,891

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
Boyd Watterson Core Plus Fund	July 31, 2015 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Obligations — 25.2% (continued)
U.S. Treasury Notes — 14.5% (continued)
2.63%, 4/30/16	2,700,000	2,747,461
0.88%, 12/31/16	3,800,000	3,821,078
2.00%, 2/15/25	4,650,000	4,570,076
		16,672,130
Total U.S. Treasury Obligations (Cost $28,440,146)		28,957,307

	Shares
Investment Companies — 1.0%
PowerShares Senior Loan Portfolio	25,000	592,250
SPDR Barclays Short Term High Yield Bond ETF	20,000	568,400
Total Investment Companies (Cost $1,199,510)		1,160,650

Short-Term Investment — 3.2%
Money Market Fund — 3.2%
Federated Government Obligations Fund, Institutional Shares, 0.01% (d)	3,627,540	3,627,540
Total Short-Term Investment (Cost $3,627,540)		3,627,540

Total Investments (Cost $114,136,024(e)) — 100.1%		$114,972,611
Liabilities in excess of other assets — (0.1)%		(83,212)

NET ASSETS — 100.0%		$114,889,399

†	Variable or floating rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 7/31/15.

(a)	The demand date is either (i) the date at which the security next resets its coupon rate or (ii) the put date. The demand date, and not the stated maturity date, is used to determine the average maturity for the fund.

(b)	Foreign security incorporated outside the United States.

(c)	Amount rounds to less than 0.05%.

(d)	Represents the 7 day yield at 7/31/15.

(e)	See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ETF — Exchange-Traded Fund
IO — Interest Only
LLC— Limited Liability Company
LP — Limited Partnership
REMIC — Real Estate Mortgage Investment Conduit
STRIPS — Separately Traded Registered Interest and Principal of Securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$-	$2,166,810	$-	$2,166,810
Collateralized Mortgage Obligations	-	366,816	-	366,816
Commercial Mortgage-Backed Securities	-	3,259,941	-	3,259,941
Corporate Bonds	-	45,296,318	-	45,296,318
Investment Companies	1,160,650	-	-	1,160,650
Mortgage Derivatives - IO STRIPS	-	43,131	-	43,131
U.S. Govt. Agency Pass-Through Securities	-	28,577,058	-	28,577,058
U.S. Government Agency Security	-	1,517,040	-	1,517,040
U.S. Treasury Obligations	-	28,957,307	-	28,957,307
Short-Term Investment	3,627,540	-	-	3,627,540
Total Investments	$4,788,190	$110,184,421	$-	$114,972,611

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund	July 31, 2015 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Inflation-Indexed Securities — 98.8%
U.S. Treasury Inflation-Indexed Bonds — 29.3%
2.38%, 1/15/25	7,328,618	8,596,813
2.00%, 1/15/26	3,422,543	3,926,300
2.38%, 1/15/27	8,084,540	9,688,820
1.75%, 1/15/28	2,101,909	2,389,936
3.63%, 4/15/28	2,587,288	3,532,254
2.50%, 1/15/29	9,794,199	12,120,322
0.75%, 2/15/42	6,755,445	6,293,649
1.38%, 2/15/44	5,753,928	6,220,537
0.75%, 2/15/45	10,329,459	9,576,534
		62,345,165

U.S. Treasury Inflation-Indexed Notes — 69.5%
0.13%, 4/15/17	13,451,637	13,512,586
0.13%, 4/15/18	22,042,469	22,197,450
0.13%, 4/15/19	17,474,219	17,546,580
1.13%, 1/15/21	8,727,968	9,165,047
0.63%, 7/15/21	10,296,214	10,559,252
0.13%, 1/15/22	15,200,880	15,010,869
0.13%, 7/15/22	9,784,080	9,677,834
0.13%, 1/15/23	8,323,046	8,152,682
0.38%, 7/15/23	10,441,672	10,442,486
0.63%, 1/15/24	12,615,344	12,786,837
0.13%, 7/15/24	17,464,054	16,982,430
0.38%, 7/15/25	1,844,821	1,829,254
		147,863,307
Total U.S. Treasury Inflation-Indexed Securities (Cost $212,437,755)		210,208,472

	Shares
Short-Term Investment — 1.3%
Money Market Fund — 1.3%
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (a)	2,818,819	2,818,819
Total Short-Term Investment (Cost $2,818,819)		2,818,819

Total Investments (Cost $215,256,574(b)) — 100.1%		$213,027,291
Liabilities in excess of other assets — (0.1)%		(266,034)

NET ASSETS — 100.0%		$212,761,257

(a)	Represents the 7 day yield at 7/31/15.

(b)	See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund	July 31, 2015 (Unaudited)

Number of Contracts	Futures Contract	Notional Amount($)	Unrealized Appreciation/ (Depreciation)($)
Futures Contracts ─(0.1)%
Futures Contracts Purchased— 0.1%
20	September 2015, 2-Year Treasury Note, expiration 9/30/15	4,381,252	6,527
176	September 2015, 5-Year Treasury Note, expiration 9/30/15	21,092,509	109,507
2	September 2015, Ultra Long U.S. Treasury Bond, expiration 9/21/15	319,063	10,871
			126,905
Futures Contracts Sold— (0.2)%
(47)	September 2015, 10-Year Treasury Note, expiration 9/21/15	(5,989,563)	(104,054)
(68)	September 2015, Long U.S. Treasury Bond, expiration 9/21/15	(10,603,750)	(172,809)
			(276,863)
			(149,958)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Inflation-Indexed Securities	$—	$210,208,472	$—	$210,208,472
Short-Term Investment	2,818,819	—	—	2,818,819
Total Investments	$2,818,819	$210,208,472	$—	$213,027,291

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts Purchased	$126,905	$—	$—	$126,905
Futures Contracts Sold	(276,863)	—	—	(276,863)
Total Other Financial Instruments	$(149,958)	$—	$—	$(149,958)

*	Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation/ depreciation.

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust
Notes to Schedules of Portfolio of Investments	July 31, 2015 (Unaudited)

1. Organization:

The American Independence Funds Trust (the "Trust") was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust's reorganization and merger with the former American Independence Funds Trust.

The Trust currently offers eight (8) series, or mutual funds, each with its own investment objectives and strategies. This report contains the schedules of portfolio investments of each of the eight active series (individually, a "Fund"; collectively, the "Funds").

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its schedules of portfolio investments. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of schedules of portfolio investments requires management to make estimates and assumptions that affect the amounts reported for the date of the schedules of portfolio investments. Actual results could differ from those estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the Nasdaq are valued at the market value as of the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the Nasdaq official closing price, if applicable. Debt securities held by a Fund generally are valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies not traded on an exchange are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which prices from the Funds’ pricing services are not readily available are valued at fair value by American Independence Financial Services, LLC (“American Independence” or the “Adviser”) or the sub-adviser in accordance with guidelines approved by the Trust’s Board of Trustees. For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund’s NAV, which a Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions). In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of the close of the relevant foreign market and the close of the NYSE.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosures”, establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of July 31, 2015, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund’s schedule of portfolio investments, which also includes a breakdown of the Fund’s investments by geographic or industry concentration.

With respect to the Funds, there were no transfers into and out of any level during the current quarter presented. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The valuation of a Level 3 security will be dealt with on a case by case basis and will depend upon the circumstances surrounding that security. In determining a fair value, the Funds’ valuation committee will assess a value that they might reasonably expect to receive for a security upon its current sale. Methods for valuing securities may include, but are not limited to, multiple earnings; discount from market of a similar freely traded security; yield to maturity; prior market values of the security; and ratings. To determine the appropriate valuation method, the following general factors are considered: the fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; the evaluation of the forces which influence the market in which the securities are purchased and sold; and any other relevant factors.

Securities Purchased on a When-issued Basis

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

Financial Futures Contracts

The Funds, except for Kansas Tax-Exempt Bond Fund, may enter into financial futures contracts to hedge their interest rate and foreign currency risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Funds to “mark to market” open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities. The details of each Fund’s open futures contracts at July 31, 2015 (where applicable) are contained at the end of that Fund’s Schedule of Portfolio Investments. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Options Transactions

For hedging purposes, certain Funds (Large Cap Growth Fund, Stock Fund, JAForlines Risk-Managed Allocation Fund, Boyd Watterson Short-Term Enhanced Bond Fund, Boyd Watterson Core Plus Fund, and U.S. Inflation-Indexed Fund) may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter (OTC) options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

The Funds may write put and call options on securities only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian.

The risk associated with purchasing an option is limited to the premium paid, whether or not the option is exercised. In addition, each Fund bears the risk of a change in the market value of the underlying securities should the counterparty to the option contract fail to perform.

Purchased put and call options are accounted for in the same manner as portfolio securities. Investments in option contracts require a Fund to “mark to market” option contracts on a daily basis, in order to reflect the change in the market value of the contracts at the close of each day’s trading. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When a Fund writes an option, the premium received by such Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by a Fund on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, also is treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has a realized gain or loss.

If a written put option is exercised, the premium reduces the cost basis of the security or currency purchased by a Fund. In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in a Fund’s selling or buying a security or currency at a price different from the current market value. The details of each Fund’s open options contracts at July 31, 2015 (where applicable) are contained in that Fund’s Schedule of Portfolio Investments.

Investments in Derivatives

The Funds, except for the Kansas Tax-Exempt Bond Fund and JAForlines Risk-Managed Allocation Fund, may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount.

Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.

Investment Transactions

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.

3. Concentration of Credit Risk:

The Kansas Tax-Exempt Bond Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

4. Federal Income Tax Information:

At July 31, 2015, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Large Cap Growth Fund	$6,431,750	$120,005	$(240,875)	$(120,870)
Stock Fund	23,521,965	2,856,541	(1,226,815)	1,629,726
JAForlines Risk-Managed Allocation Fund	51,142,040	2,776,590	(853,989)	1,922,601
International Alpha Strategies Fund	49,194,583	7,808,565	(2,033,611)	5,774,954
Kansas Tax-Exempt Bond Fund	187,794,343	10,412,900	(340,891)	10,072,009
Boyd Watterson Short-Term Enhanced Bond	25,134,941	23,278	(50,193)	(26,915)
Boyd Watterson Core Plus Fund	114,162,283	1,665,954	(855,626)	810,328
U.S. Inflation- Indexed Fund	216,057,145	218,441	(3,248,295)	(3,029,854)

The difference between cost amounts for financial reporting and Federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

5. Subsequent Events:

Adviser Change in Control. As previously announced, American Independence, investment adviser to the Funds, announced that it had entered into a definitive agreement with FolioMetrix LLC (“FolioMetrix”), an SEC registered investment adviser headquartered in Nebraska, whereby FolioMetrix would merge with American Independence to create a new company (the “Merger”); which would be renamed RiskX Investments, LLC. The Merger was consummated on July 31, 2015. Therefore, effective July 31, 2015, the Investment Advisory Agreement between American Independence and the Trust, by its terms, and in accordance with certain provisions of the 1940 Act was terminated upon the Merger. In addition, each Investment Sub-Advisory Agreement was terminated. Shareholders should expect to receive a proxy statement during the month of September, 2015, which will provide a comparison of the previous advisory agreement and sub-advisory agreements to the respective proposed agreements. Effective August 1, 2015, the Adviser and Sub-Advisers are providing services under an Interim Advisory Agreement and Interim Sub-Advisory Agreements, respectively.

Stock Fund. At a Board meeting held on August 21, 2015 (“Board Meeting”), RiskX Investments, LLC (formerly American Independence), the adviser to the Stock Fund (the “Fund”), recommended to the Trustees of the Board that the Fund be managed by two sub-advisers: Insight Capital Research & Management, Inc. (“Insight”) and Validus Growth Investors, LLC (“Validus”). In addition, RiskX Investments, LLC (“RiskX Investments”) recommended that the Fund’s name be changed to the Rx Dynamic Stock Fund. After careful consideration, the Trust’s Board, including a majority of the Independent Trustees, approved Insight and Validus as sub-advisers to the Fund and approved two Form of Sub-Advisory Agreements, one between RiskX Investments and Insight and one between RiskX Investments and Validus, both on behalf of the Fund (the “New Sub-Advisory Agreements”), subject to the approval of the Fund’s shareholders. At the Board Meeting, the Trustees also approved the addition of Mr. Steve Wruble, Chief Investment Officer of RiskX Investments, as a portfolio manager to the Fund. The shareholders of the Fund should expect to receive a proxy statement in the mail with further details on Insight and Validus and to approve the new Sub-Advisory Agreements.

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the Schedules of Portfolio Investments and Notes to Schedules of Portfolio Investments were issued. There were no subsequent events to report, other than those listed above, that would have a material impact on the Funds’ Schedules of Portfolio Investments and Notes to Schedule of Portfolio Investments.

Item 2. Controls and Procedures.

(a)            The Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)            There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)            Certification of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) American Independence Funds Trust

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President and Chief Executive Officer

Date: September 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President and Chief Executive Officer

Date: September 25, 2015

By (Signature and Title)

/s/ Susan L. Silva
Susan L. Silva
Treasurer and Principal Financial and Accounting Officer

Date: September 25, 2015